Schedule of Investments September 30, 2020 (unaudited)

Prospector Capital Appreciation Fund

Description	Shares	Value
COMMON STOCKS - 74.2%
Banks - 4.6%
Comerica	6,400	$244,800
First Horizon National	17,950	169,268
Kearny Financial	21,200	152,852
KeyCorp	20,550	245,162
PNC Financial Services Group	2,150	236,307
		1,048,389
Consumer Discretionary - 0.8%
Darden Restaurants	1,850	186,369
Consumer Staples - 13.5%
Campbell Soup	3,650	176,551
Church & Dwight	2,450	229,590
Coca-Cola	11,365	561,090
Colgate-Palmolive	4,320	333,288
JM Smucker	2,620	302,662
Mondelez International, Class A	7,540	433,173
Nestle	4,710	559,135
Swedish Match	1,150	94,097
Tootsie Roll Industries	5,916	182,804
Walgreens Boots Alliance	6,580	236,354
		3,108,744
Energy - 1.9%
Hess	4,700	192,371
Parsley Energy	25,250	236,340
		428,711
Healthcare - 7.0%
Abbott Laboratories	5,760	626,861
AstraZeneca - ADR	4,410	241,668
Haemonetics *	1,600	139,600
Merck & Co.	7,350	609,682
		1,617,811
Industrials - 7.6%
Eaton	6,020	614,221
Pentair	9,350	427,949
Raytheon Technologies	4,150	238,791
Regal Beloit	3,300	309,771
Robert Half International	2,850	150,879
		1,741,611
Information Technology - 8.9%
FARO Technologies *	5,710	348,196
FLIR Systems	11,910	426,973
Leidos Holdings	2,750	245,163
Microsoft	1,600	336,528
Oracle	5,230	312,231
Paychex	3,600	287,172
Science Applications International	1,100	86,262
		2,042,525
Insurance Brokers - 5.5%
Arthur J. Gallagher & Co.	3,750	395,925
Brown & Brown	19,030	861,488
		1,257,413
Life & Health Insurance - 4.4%
Aflac	11,730	426,385
Globe Life	3,090	246,891
Voya Financial	7,200	345,096
		1,018,372
Materials - 2.3%
Domtar	5,091	133,741
Louisiana-Pacific	13,320	393,073
		526,814
Property & Casualty Insurance - 9.8%
Berkshire Hathaway, Class B *	3,060	651,597
First American Financial	4,475	227,822
Hanover Insurance Group	3,960	368,993
Lancashire Holdings	36,800	328,597
Mercury General	7,800	322,686
Selective Insurance Group	7,070	364,034
		2,263,729
Real Estate - 2.4%
Four Corners Property Trust	11,848	303,190
Howard Hughes *	4,150	239,040
		542,230
Reinsurance - 5.5%
Alleghany	468	243,570
Everest Re Group	550	108,647
RenaissanceRe Holdings	5,374	912,183
		1,264,400
Total Common Stocks
(Cost $13,541,193)		17,047,118

CONVERTIBLE BONDS - 19.9%	Par
Communication Services - 2.7%
Liberty Media
2.125%, 03/31/2048 (a)	$636,300	623,192
Consumer Discretionary - 1.2%
Booking Holdings
0.900%, 09/15/2021	253,000	269,218
Healthcare - 2.5%
Ligand Pharmaceuticals
0.750%, 05/15/2023	631,000	569,065
Industrials - 5.3%
Chart Industries
1.000%, 11/15/2024 (a)	363,000	503,109
Kaman
3.250%, 05/01/2024	724,000	711,860
		1,214,969
Information Technology - 8.2%
Akamai Technologies
0.125%, 05/01/2025	435,000	559,354
Palo Alto Networks
0.750%, 07/01/2023	592,000	667,357
Verint Systems
1.500%, 06/01/2021	651,000	657,510
		1,884,221
Total Convertible Bonds
(Cost $4,244,418)		4,560,665

EXCHANGE TRADED FUND - 1.0%	Shares
Aberdeen Standard Physical Platinum Shares Fund *
(Cost $222,984)	2,600	218,374

SHORT-TERM INVESTMENT - 4.9%
First American Treasury Obligations Fund, 0.056%^
(Cost $1,124,432)	1,124,432	1,124,432

Total Investments - 100.0%
(Cost $19,133,027)		22,950,589
Other Assets and Liabilities, Net - 0.0%		11,857
Total Net Assets - 100.0%		$22,962,446

*	Non-income producing security
(a)	Security purchased within the terms of a private placement memorandum, except from registration under Rule 144A of the Securities Act 0f 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." As of September 30, 2020, the value of this investment was $1,126,301 or 4.9% of total net assets.
^	The rate shown is the seven-day yield effective September 30, 2020.

Summary of Fair Value Exposure

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of September 30, 2020, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks	$17,047,118	$-	$-	$17,047,118
Convertible Bonds		4,560,665	-	4,560,665
Short-Term Investment	1,124,432		-	1,124,432
Exchange Traded Fund	218,374		-	218,374
Total Investments	$18,389,924	$4,560,665	$-	$22,950,589

Refer to each Fund's Schedule of Investments for further sector breakout.